Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Leases [Abstract]
Leases

NOTE 14 – LEASES

Hawaii Research Center

The Company entered into a lease for laboratory and office space on May 9, 2006. This lease amended on September 7, 2011, and October 30, 2012. This lease expired on October 31, 2014, after which the terms converted to month-to-month. The Company vacated the space in February 2015. Total rent expense under this agreement as amended was $0 and $12,112, for the three and nine-months ended September 30, 2015, respectively. Total rent expense under this agreement as amended was $14,709 and $47,331, for the three and nine-months ended September 30, 2014, respectively.

Manoa Innovation Center

The Company entered into an automatically renewable month-to-month lease for office space on August 13, 2010. Under the terms of this lease, the Company must provide a written notice 45 days prior to vacating the premises. Total rent expense under this agreement as amended was $7,931 and $23,759, for the three and nine-months ended September 30 2015, respectively. Total rent expense under this agreement as amended was $7,825 and $23,255, for the three and nine-months ended September 30, 2014, respectively.

NOTE 15 – LEASES

Lease settlement

On April, 29, 2011, the Company entered into a settlement agreement with a lessor whereby the Company would make monthly payments totaling $614,934 from January 1, 2011 to October 1, 2013, in exchange of a waiver of $786,945 in late and other fees, which was recorded as a gain on debt extinguishment on the 2011 statement of operations. In the event of default, this waived amount would be payable in full in addition to the settlement amount.

Although in default at the end of 2012, the Company subsequently cured and settled the obligation in full on October 1, 2013. The lessor upheld the Satisfaction of Judgment without exercising any of the default provisions.

Hawaii Research Center

The Company entered into a lease for laboratory and office space on May 9, 2006. This lease amended on September 7, 2011, and October 30, 2012. This lease expired on October 31, 2014, after which the terms converted to month-to-month. Total rent expense under this agreement as amended was $56,856 and $63,393, for the years ended December 31, 2014 and 2013, respectively.

Manoa Innovation Center

The Company entered into an automatically renewable month-to-month lease for office space on August 13, 2010. Under the terms of this lease, the Company must provide a written notice 45 days prior to vacating the premises. Total rent expense under this agreement as amended was $28,169 and $27,241, for the years ended December 31, 2014, respectively.

Maturities

Future minimum lease payments under non-cancelable operating leases were $0 at December 31, 2014.